CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands		Common Shares		Additional Paid-in Capital	Accumulated Deficit Change in accounting principle	Accumulated Deficit	Accumulated Other Comprehensive Income	Non-Controlling Interest	Change in accounting principle	Total
Balance at beginning of period at Dec. 31, 2019	[1]	$ 342		$ 58,017	$ 6,626	$ (64,512)		$ 1,791	$ 6,626	$ (4,362)
Balance at the beginning (in units) at Dec. 31, 2019	[1]	34,202,000
Net income (loss)	[1]					(129,171)		306		(128,865)
Other comprehensive income (loss)	[1]						$ 3,820			3,820
Equity-based compensation	[1]			1,553						1,553
Accumulating preferred dividends	[1]					(18,513)				(18,513)
Balance at end of period at Dec. 31, 2020	[1]	$ 342		59,570		(205,570)	3,820	2,097		$ (139,741)
Balance at the end (in units) at Dec. 31, 2020		34,202,000	[1]							34,202,287
Net income (loss)	[1]					(21,947)		639		$ (21,308)
Other comprehensive income (loss)	[1]						8,198			8,198
Equity-based compensation	[1]	$ 3		1,220						1,223
Equity-based compensation (Units)	[1]	321,000
Net unit settlement	[1]			(162)						(162)
Accumulating preferred dividends	[1]					(24,208)				(24,208)
Balance at end of period at Dec. 31, 2021	[1]	$ 345		$ 60,628		$ (251,725)	$ 12,018	$ 2,736		$ (175,998)
Balance at the end (in units) at Dec. 31, 2021		34,523,000	[1]							329,042,787

[1]	Retroactively restated for de-SPAC merger transaction as described in Note 2.